Debt - Additional Information (Details)									1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($) MonthlyInstalments $ / shares	May 31, 2023 USD ($) $ / shares	May 08, 2023 USD ($) $ / shares	Feb. 22, 2023 USD ($)	Oct. 25, 2021 USD ($)	Oct. 20, 2021 USD ($)	Dec. 14, 2018 USD ($)	Jan. 30, 2018 USD ($) shares	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Apr. 30, 2023 USD ($)	Mar. 23, 2021 USD ($)	Jul. 07, 2020 USD ($)	Apr. 24, 2020 USD ($)	Apr. 13, 2020 USD ($)	Jun. 30, 2019	Jun. 28, 2019 USD ($)	Jun. 20, 2019 USD ($)	Apr. 03, 2019 USD ($) shares	Apr. 01, 2019 USD ($)
Percentage of cost of inventory borrowing base component
Credit facility, maturity date							Dec. 14, 2023
Dividend Payable		$ 15,000,000																	$ 4,100,000
Fixed charge coverage ratio																		1
Ratio of indebtness to capital	4
Minimum
Percentage of cost of inventory borrowing base component
Annualized leverage ratio						1
Maximum
Percentage of cost of inventory borrowing base component
Annualized leverage ratio						2
Subsequent Event
Percentage of cost of inventory borrowing base component
Dividend Payable	$ 20,000,000		$ 15,000,000
Subsequent Event | Base Rate [Member]
Percentage of cost of inventory borrowing base component
Dividends declared (in dollars per share) | $ / shares	$ 0.15
2023 ABL Credit Facility
Percentage of cost of inventory borrowing base component
Aggregate principal amount													$ 75,000,000	$ 75,000,000
Credit facility, maturity date				Feb. 22, 2028
Minimum availability covenant percent														12.50%
Minimum availability covenant														$ 7,500,000
Fixed charge coverage ratio, Minimum														1
Fixed charge coverage ratio, maximum														1
Line of credit, liquidity threshold													30,000,000
Divident payment required														$ 7,500,000
Outstanding borrowings													0	0
Debt interest expense													100,000	100,000
Remaining borrowing capacity													$ 73,900,000	73,900,000
2023 ABL Credit Facility | Line Of Credit
Percentage of cost of inventory borrowing base component
Aggregate principal amount				$ 75,000,000
2018 ABL Credit Facility
Percentage of cost of inventory borrowing base component
Aggregate principal amount							$ 50,000,000
Credit facility, maturity date							Dec. 14, 2023
Letters of credit outstanding amount															$ 1,100,000	$ 600,000
Debt interest expense														$ 200,000
Commitment fee percentage															0.375%
Remaining borrowing capacity				0			$ 0
Line of credit															$ 0
Swing line loans outstanding															0	0
Line of credit current borrowing capacity															$ 48,900,000													$ 35,000,000
Line of credit as a percentage of market value of inventory																								75.00%
Percentage of cost of inventory borrowing base component															70.00%
Percentage of liquidation value of inventory component of borrowing base															85.00%
Interest expenses															$ 200,000	$ 200,000	$ 300,000
Excess credit as a percentage of maximum credit minimum threshold															12.50%
Excess credit availability minimum															$ 5,000,000
2018 ABL Credit Facility | Minimum
Percentage of cost of inventory borrowing base component
Line of credit borrowing base as a percentage of debtors																								85.00%
Percentage of debtors borrowing base component															85.00%
2018 ABL Credit Facility | Minimum | Base Rate [Member]
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage															0.50%
2018 ABL Credit Facility | Minimum | London Interbank Offered Rate (LIBOR) [Member]
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage															1.50%
2018 ABL Credit Facility | Maximum
Percentage of cost of inventory borrowing base component
Line of credit borrowing base as a percentage of debtors																								90.00%
Percentage of debtors borrowing base component															90.00%
2018 ABL Credit Facility | Maximum | Base Rate [Member]
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage															2.00%
2018 ABL Credit Facility | Maximum | London Interbank Offered Rate (LIBOR) [Member]
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage															2.00%
2018 Term Loan Credit Facility
Percentage of cost of inventory borrowing base component
Loans outstanding at a fixed interest rate																13.00%
Maturity date of long term debt								Jan. 30, 2023
Aggregate principal amount								$ 150,000,000
Repaid amount					$ 171,000,000
Interest expenses																$ 18,900,000	$ 23,600,000
Percentage of interest payment In kind								50.00%
Percentage of aggregate outstanding principal payments								1.00%
Percentage of increase in outstanding principal payments								5.00%
Write off debt issuance costs																11,900,000
Debt extinguishment fees or prepayment penalty																$ 4,500,000
2018 Term Loan Credit Facility | Prior to January 30, 2021
Percentage of cost of inventory borrowing base component
Percentage of line of credit facility prepaid payment principal								7.00%
2018 Term Loan Credit Facility | Thereafter and Prior to January 30, 2021
Percentage of cost of inventory borrowing base component
Percentage of line of credit facility prepaid payment principal								3.00%
2018 Term Loan Credit Facility | Occurance Of Initial Public Offering
Percentage of cost of inventory borrowing base component
Percentage of line of credit facility prepaid payment principal								1.00%
2018 Term Loan Credit Facility | Class D Units
Percentage of cost of inventory borrowing base component
Class of warrants or rights number of securities covered by warrants or rights | shares								41,299,845
2018 Term Loan Credit Facility | Minimum
Percentage of cost of inventory borrowing base component
Loans outstanding at a fixed interest rate								10.00%
2018 Term Loan Credit Facility | Maximum
Percentage of cost of inventory borrowing base component
Loans outstanding at a fixed interest rate								13.00%
2018 Term Loan Credit Facility | Principal Payment
Percentage of cost of inventory borrowing base component
Repaid amount					143,100,000
2018 Term Loan Credit Facility | Paid In Kind Borrowings
Percentage of cost of inventory borrowing base component
Repaid amount					22,200,000
2018 Term Loan Credit Facility | Whole Premium
Percentage of cost of inventory borrowing base component
Repaid amount					4,500,000
2018 Term Loan Credit Facility | Accrued Interest
Percentage of cost of inventory borrowing base component
Repaid amount					$ 1,200,000
2018 ABL Credit Facility Amendment 4
Percentage of cost of inventory borrowing base component
Line of credit borrowing base as a percentage of debtors																				90.00%
Percentage of cost of inventory borrowing base component																				70.00%
Percentage of liquidation value of inventory component of borrowing base																				85.00%
Debt instrument, collateral amount																				$ 25,000,000
Line of credit as a percentage of pledged cash																				100.00%
2018 Asset Based Loan Credit Facility Amendment One
Percentage of cost of inventory borrowing base component
Aggregate principal amount																					$ 2,300,000	$ 12,200,000			$ 5,000,000	$ 5,000,000
Remaining borrowing capacity																						$ 25,000,000			$ 25,000,000	$ 25,000,000	$ 25,000,000
2018 Asset Based Loan Credit Facility Amendment One | Class D Units
Percentage of cost of inventory borrowing base component
Class of warrants or rights number of securities covered by warrants or rights | shares																											4,192,460
2018 Asset Based Loan Credit Facility Amendment Four
Percentage of cost of inventory borrowing base component
Aggregate principal amount																							$ 10,000,000
Operating Units
Percentage of cost of inventory borrowing base component
Dividends declared (in dollars per share) | $ / shares		$ 0.15	$ 0.15
Dividend Payable																			$ 2,300,000
Operating Units | Subsequent Event
Percentage of cost of inventory borrowing base component
Dividends declared (in dollars per share) | $ / shares	0.2
Atlas Sand Company LLC [Member] | Minimum
Percentage of cost of inventory borrowing base component
Commitment fee percentage														0.375%
Atlas Sand Company LLC [Member] | Maximum
Percentage of cost of inventory borrowing base component
Commitment fee percentage														0.50%
IPO [Member]
Percentage of cost of inventory borrowing base component
Cash dividends paid as percentage of net proceeds														10.00%
Common Class A [Member]
Percentage of cost of inventory borrowing base component
Dividends declared (in dollars per share) | $ / shares		$ 0.15
Common Class A [Member] | Subsequent Event
Percentage of cost of inventory borrowing base component
Dividends declared (in dollars per share) | $ / shares	$ 0.05		$ 0.15
2021 Term Loan Credit Facility
Percentage of cost of inventory borrowing base component
Loans outstanding at a fixed interest rate						8.47%							8.47%	8.47%
Maturity date of long term debt						Oct. 01, 2027
Repayment description														The 2021 Term Loan Credit Facility is guaranteed on a secured basis and interest, plus principal, was initially payable in seventy-two consecutive monthly installments.	The 2021 Term Loan Credit Facility is guaranteed on a secured basis and interest, plus principal, is payable in seventy-two consecutive monthly installments.
Prepayment Principal Amount Percentage						100.00%
Prepayment fee percentage														2.00%
Prepayment fee percentage, thereafter														1.00%	1.00%
Credit facility agreement, average liquidity						$ 20,000,000
Aggregate principal amount						180,000,000
Line of credit outstanding amount						$ 5,000,000
Line of credit, covenant terms														The 2021 Term Loan Credit Facility includes certain non-financial covenants, including but not limited to restrictions on incurring additional debt and certain restricted payments. The 2021 Term Loan Credit Facility is not subject to financial covenants unless $5.0 million or more in aggregate is outstanding under the 2023 ABL Credit Agreement (as defined below), at which time a minimum average liquidity balance of $20.0 million must be maintained.	The 2021 Term Loan Credit Facility includes certain non-financial covenants, including but not limited to restrictions on incurring additional debt and certain restricted payments. The 2021 Term Loan Credit Facility is not subject to financial covenants unless greater than $5.0 million or more in aggregate is outstanding under the Company’s ABL Credit Agreement and for which a minimum average liquidity balance of $20.0 million must be maintained.
Cash balance													$ 30,000,000	$ 30,000,000
Repaid amount									$ 3,800,000	$ 3,800,000	$ 3,800,000	$ 5,000,000			$ 12,600,000
2021 Term Loan Credit Facility | Minimum
Percentage of cost of inventory borrowing base component
Prepayment fee percentage, thereafter															2.00%
2021 Term Loan Credit Facility | Maximum
Percentage of cost of inventory borrowing base component
Prepayment fee percentage															3.00%
2021 Term Loan Credit Facility | Subsequent Event
Percentage of cost of inventory borrowing base component
Repaid amount		$ 3,800,000	$ 3,800,000
2021 Term Loan Credit Facility | Atlas Sand Company LLC [Member]
Percentage of cost of inventory borrowing base component
Proceeds from equity method investment, distribution									$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000			$ 45,000,000
Letter Of Credit | 2023 ABL Credit Facility
Percentage of cost of inventory borrowing base component
Aggregate principal amount				$ 25,000,000									7,500,000	7,500,000
Letters of credit outstanding amount													1,100,000	$ 1,100,000
Letter Of Credit | 2018 ABL Credit Facility
Percentage of cost of inventory borrowing base component
Aggregate principal amount															10,000,000
SOFR Loan | 2023 ABL Credit Facility | Minimum
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage														1.50%
Interest rate margin percentage														0.50%
SOFR Loan | 2023 ABL Credit Facility | Maximum
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage														2.00%
Interest rate margin percentage														1.00%
2023 Term Loan Credit Facility | Maximum
Percentage of cost of inventory borrowing base component
Aggregate principal amount													$ 7,500,000	$ 7,500,000
Swing Line Loans [Member] | 2018 ABL Credit Facility
Percentage of cost of inventory borrowing base component
Aggregate principal amount															$ 7,500,000
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event
Percentage of cost of inventory borrowing base component
Debt instrument prepayment as a percentage of principal	100.00%
Minimum liquidity required to be maintained	$ 30,000
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | On Or Before Thirty First December Two Thousand And Twenty Four [Member]
Percentage of cost of inventory borrowing base component
Debt instrument prepayment penalty percentage	8.00%
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | On Or After Thirty First December Two Thousand And Twenty Four And Before Thirty First December Two Thousand And Twenty Five [Member]
Percentage of cost of inventory borrowing base component
Debt instrument prepayment penalty percentage	4.00%
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | On Or After Thirty First December Two Thousand And Twenty Five And Before Thirty First December Two Thousand And Twenty Six [Member]
Percentage of cost of inventory borrowing base component
Debt instrument prepayment penalty percentage	3.00%
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | After Thirty First December Two Thousand And Twenty Six [Member]
Percentage of cost of inventory borrowing base component
Debt instrument prepayment penalty percentage	2.00%
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | Initial Term Loan [Member]
Percentage of cost of inventory borrowing base component
Debt instrument face value	$ 180,000,000
Debt instrument number of monthly instalments | MonthlyInstalments	84
Debt instrument latest maturity date	Aug. 01, 2030
Long term debt bearing fixed interest rate percentage	9.50%
Atlas LLC [Member] | 2023 Term Loan Credit Facility | Subsequent Event | Delayed Draw Term Loans [Member]
Percentage of cost of inventory borrowing base component
Debt instrument variable interest spread percentage	5.95%
Debt instrument face value	$ 100,000,000
Debt instrument latest maturity date	Jan. 01, 2025
Monthly instalments as a percentage of aggregate loan amount	80.00%
Debt instrument balloon payment percentage	20.00%